Schedule of Compensation Award to Key Management (Details) - USD ($)	3 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Related party transactions [abstract]
Total compensation paid to key management	$ 347,256	$ 534,738
Share based payments	$ 153,671	$ 895,814